Short term loan (Details Narrative) - USD ($)	1 Months Ended
	Apr. 17, 2023	Jul. 03, 2023	Jun. 05, 2023	Apr. 25, 2023
Short term loan
Principal from loan amount	$ 1,000,000			$ 500,000
Loan amount recieved from related party		$ 250,000	$ 250,000
Loan interest rate	10.00%
Interest payable date	Apr. 16, 2024